Intangible Assets, Net	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Intangible assets, net

(12) Intangible assets, net

Intangible assets, net, are comprised of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Trademark right	-	43,105
Software Copyright	-	37,200
Patent right	-	27,471
Domain names	-	5,680
Brands	-	3,210
Customer Relations and Sales Channels	-	3,954
Supply Chain and Production Qualifications	-	1,905
Scientific Research Collaboration and Intellectual Property Coordination	-	1,631
Forest land use right	-	333
Total	-	124,489
Less: Accumulated amortization	-	9,153
Intangible asset, net	-	115,336

As disclosed in in Note 3(a), the recognized intangible assets including software copyright, patent, trademark rights, customer relations and sales channels, scientific research collaboration and intellectual property coordination, and supply chain and production qualifications amounting to RMB122,843 in the aggregate were acquired through three business combination transaction during the fiscal year ended June 30, 2026 and were individually measured at their respective fair values as of the acquisition date.

The Group performs annual intangible assets impairment test at each year end. There was no impairment charges for intangible assets recorded for the fiscal year ended June 30, 2026 and 2025.

Amortization expenses for intangible assets recognized for the fiscal years ended June 30, 2025 and 2026 were nil and RMB8,914, respectively.